UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07059

T. Rowe Price Blue Chip Growth Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Item 1. Schedule of Investments

Blue Chip Growth Fund	September 30, 2017

T. Rowe Price Blue Chip Growth Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	$ Value
COMMON STOCKS 99.9%		
CONSUMER DISCRETIONARY 20.1%		
Auto Components 0.3%		
Delphi Automotive	1,356,700	133,499
		133,499
Automobiles 1.0%		
Ferrari (1)	1,164,300	128,632
Tesla (1)(2)	887,153	302,608
		431,240
Hotels, Restaurants & Leisure 3.4%		
Hilton Worldwide Holdings	2,085,235	144,819
Marriott, Class A	3,560,600	392,592
McDonald's	1,221,700	191,416
MGM Resorts International	2,067,800	67,390
Norwegian Cruise Line Holdings (2)	44,000	2,378
Royal Caribbean Cruises	1,796,800	212,993
Starbucks	1,074,000	57,684
Yum! Brands	4,705,500	346,372
		1,415,644
Internet & Direct Marketing Retail 13.4%		
Amazon.com (2)	3,415,700	3,283,683
Ctrip.com International, ADR (2)	4,082,240	215,297
Netflix (2)	2,367,200	429,292
Priceline (2)	942,900	1,726,280
		5,654,552
Media 0.0%		
Charter Communications, Class A (2)	16,302	5,925
		5,925
Multiline Retail 0.3%		
Dollar General	1,616,800	131,042
		131,042

Specialty Retail 1.7%		
Home Depot	2,668,700	436,493
Lowe's	109,900	8,785
O'Reilly Automotive (2)	147,100	31,681
Ross Stores	4,033,686	260,455
		737,414
Textiles, Apparel & Luxury Goods 0.0%		
Coach	233,700	9,413
		9,413
Total Consumer Discretionary		8,518,729
CONSUMER STAPLES 1.4%		
Beverages 0.3%		
Constellation Brands, Class A	393,000	78,384
Monster Beverage (2)	529,900	29,277
		107,661
Food & Staples Retailing 0.1%		
Costco Wholesale	30,700	5,044
Walgreens Boots Alliance	767,226	59,245
		64,289
Tobacco 1.0%		
Philip Morris International	3,639,285	403,997
		403,997
Total Consumer Staples		575,947
FINANCIALS 9.1%		
Banks 1.4%		
Citigroup	1,761,700	128,146
Citizens Financial	341,800	12,944
First Republic Bank	1,750,723	182,881

JPMorgan Chase	2,906,000	277,552
		601,523
Capital Markets 6.8%		
Ameriprise Financial	55,300	8,212
Bank of New York Mellon	836,300	44,340
Charles Schwab	4,455,300	194,875
CME Group	26,900	3,650
Intercontinental Exchange	7,254,900	498,412
Morgan Stanley	19,921,400	959,614
S&P Global	722,500	112,934
State Street	4,548,600	434,573
TD Ameritrade Holding	12,284,690	599,493
		2,856,103
Consumer Finance 0.0%		
American Express	94,000	8,503
		8,503
Insurance 0.9%		
Chubb	84,200	12,003
Marsh & McLennan	1,180,900	98,971
Progressive	1,190,600	57,649
Willis Towers Watson	1,486,800	229,309
		397,932
Total Financials		3,864,061
HEALTH CARE 17.3%		
Biotechnology 5.0%		
Alexion Pharmaceuticals (2)	4,397,750	616,960
Biogen (2)	1,295,100	405,522
Celgene (2)	3,071,500	447,886
Regeneron Pharmaceuticals (2)	26,300	11,759
Shire, ADR	30,968	4,743

Vertex Pharmaceuticals (2)	4,174,300	634,661
		2,121,531
Health Care Equipment & Supplies 5.5%		
Becton, Dickinson & Company	2,784,217	545,567
Danaher	6,226,200	534,083
Intuitive Surgical (2)	608,673	636,599
Stryker	4,263,700	605,531
		2,321,780
Health Care Providers & Services 5.4%		
Aetna	2,402,828	382,074
Cigna	2,359,100	441,010
Humana	1,316,600	320,763
UnitedHealth Group	5,714,800	1,119,244
		2,263,091
Life Sciences Tools & Services 1.2%		
Agilent Technologies	430,400	27,631
Illumina (2)	91,229	18,173
Thermo Fisher Scientific	2,396,907	453,495
		499,299
Pharmaceuticals 0.2%		
Allergan	87,734	17,981
Merck	398,400	25,510
Zoetis	909,400	57,983
		101,474
Total Health Care		7,307,175
INDUSTRIALS & BUSINESS SERVICES 8.3%		
Aerospace & Defense 3.1%		
Boeing	4,267,200	1,084,765
Harris	479,300	63,114
Northrop Grumman	342,100	98,429

Raytheon	75,300	14,049
Rockwell Collins	392,600	51,317
Textron	77,800	4,192
		1,315,866
Air Freight & Logistics 0.0%		
FedEx	66,840	15,078
		15,078
Airlines 2.4%		
Alaska Air Group	3,554,000	271,064
American Airlines	13,781,919	654,503
Delta Air Lines	399,400	19,259
United Continental (2)	728,900	44,376
		989,202
Commercial Services & Supplies 0.1%		
Cintas	364,000	52,518
		52,518
Industrial Conglomerates 1.2%		
Honeywell International	1,908,900	270,567
Roper Technologies	935,500	227,701
		498,268
Machinery 1.0%		
Fortive	4,063,750	287,673
Stanley Black & Decker	808,700	122,089
		409,762
Professional Services 0.3%		
Equifax	654,480	69,368
IHS Markit (2)	1,322,506	58,296
		127,664
Road & Rail 0.2%		
Canadian Pacific Railway	410,700	69,010

CSX	263,200	14,281
Union Pacific	95,600	11,087
		94,378
Total Industrials & Business Services		3,502,736

INFORMATION TECHNOLOGY 41.1%

Internet Software & Services 17.6%

Alibaba Group Holding, ADR (2)	9,454,380	1,632,866
Alphabet, Class A (2)	832,768	810,883
Alphabet, Class C (2)	1,844,832	1,769,397
Facebook, Class A (2)	13,640,900	2,330,820
Tencent Holdings (HKD)	20,576,100	899,601
		7,443,567

IT Services 9.5%

Fidelity National Information	2,627,500	245,382
Fiserv (2)	3,095,300	399,170
FleetCor Technologies (2)	416,400	64,446
Global Payments	2,256,100	214,397
MasterCard, Class A	8,021,600	1,132,650
PayPal Holdings (2)	8,416,300	538,896
Vantiv, Class A (1)(2)	699,000	49,258
Visa, Class A	13,113,300	1,380,044
		4,024,243

Semiconductors & Semiconductor Equipment 2.0%

Analog Devices	857,500	73,891
ASML Holding	77,000	13,182
Broadcom	1,529,000	370,844
KLA-Tencor	365,800	38,775
Lam Research	265,600	49,146
Microchip Technology (1)	2,000,400	179,596
Xilinx	1,826,300	129,357
		854,791

Software 10.3%		
Activision Blizzard	1,094,400	70,600
Electronic Arts (2)	3,079,600	363,578
Intuit	2,574,300	365,911
Microsoft	22,444,100	1,671,861
Red Hat (2)	2,781,934	308,405
Salesforce.com (2)	7,503,915	701,016
ServiceNow (2)	5,136,300	603,669
Symantec	2,209,000	72,477
Workday (2)	1,887,600	198,934
		4,356,451
Technology Hardware, Storage & Peripherals 1.7%		
Apple	4,802,600	740,177
		740,177
Total Information Technology		17,419,229
MATERIALS 0.6%		
Chemicals 0.3%		
DowDuPont	42,818	2,964
Sherwin-Williams	356,450	127,624
		130,588
Containers & Packaging 0.3%		
Ball	2,563,500	105,872
		105,872
Total Materials		236,460
REAL ESTATE 1.9%		
Equity Real Estate Investment Trusts 1.9%		
American Tower, REIT	4,828,400	659,946
Equinix, REIT	282,744	126,189
SBA Communications, REIT (2)	149,500	21,535

Total Real Estate		807,670
UTILITIES 0.1%		
Electric Utilities 0.1%		
NextEra Energy	292,900	42,925
Total Utilities		42,925
Total Common Stocks (Cost $22,766,515)		42,274,932
SHORT-TERM INVESTMENTS 0.3%		
Money Market Funds 0.3%		
T. Rowe Price Government Reserve Fund, 1.07% (3)(4)	129,471,944	129,472
Total Short-Term Investments (Cost $129,472)		129,472
SECURITIES LENDING COLLATERAL 0.4%		
Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 0.4%		
Short-Term Funds 0.4%		
T. Rowe Price Short-Term Fund, 1.16% (3)(4)	16,480,155	164,801
Total Investments through Securities Lending Program with State Street Bank and Trust Company		164,801
Total Securities Lending Collateral (Cost $164,801)		164,801
Total Investments in Securities 100.6% of Net Assets (Cost $23,060,788)		**$ 42,569,205**

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) All or a portion of this security is on loan at September 30, 2017 -- total value of such securities at period-end amounts to $160,778. See Note 3.
(2) Non-income producing
(3) Seven-day yield
(4) Affiliated Company
ADR American Depository Receipts
HKD Hong Kong Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Blue Chip Growth Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Blue Chip Growth Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth. Income is a secondary objective.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In March 2017, the FASB issued amended guidance to shorten the amortization period for certain callable debt securities, held at a premium. The guidance is effective for fiscal years and interim periods beginning after December 15, 2018. Adoption will have no effect on the fund’s net assets or results of operations.

On August 1, 2017, the fund implemented amendments to Regulation S-X, issued by the Securities and Exchange Commission, which require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Adoption had no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2017:

There were no material transfers between Levels 1 and 2 during the period ended September 30, 2017.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Securities Lending
The fund may lend its securities to approved brokers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities, valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered the next business day. Cash collateral is invested by the lending agent(s) in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At September 30, 2017, the value of loaned securities was $160,778,000; the value of cash collateral and related investments was $164,801,000.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Government Reserve Fund, the T. Rowe Price Treasury Reserve Fund, or the T. Rowe Price Short-Term Fund (collectively, the Price Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Blue Chip Growth Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 21, 2017

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 21, 2017

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date November 21, 2017